SEGMENT AND GEOGRAPHICAL INFORMATION (Schedule of Revenue by Country) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 534,376	$ 483,310	$ 431,542
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	158,224	128,278	114,176
United States [Member]
Segment Reporting Information [Line Items]
Revenues	93,008	97,000	99,765
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	111,804	106,027	101,512
Spain [Member]
Segment Reporting Information [Line Items]
Revenues	130,258	113,177	82,217
Other countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 41,082	$ 38,828	$ 33,872